UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08594

Special Equities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.1%
Security	Shares	Value
Aerospace & Defense - 2.9%
Aviall, Inc.(1)	12,200	$385,398
DRS Technologies, Inc.	8,500	435,880
Innovative Solutions and Support, Inc.(1)	6,200	208,134
Teledyne Technologies, Inc.(1)	5,800	188,964
		$1,218,376
Beverages - 1.1%
Hansen Natural Corp.(1)	4,316	$365,652
PepsiAmericas, Inc.	3,600	92,376
		$458,028
Biotechnology - 2.3%
Affymetrix, Inc.(1)	6,600	$355,938
Invitrogen Corp.(1)	5,100	424,779
Techne Corp.(1)	2,700	123,957
United Therapeutics Corp.(1)	2,000	96,400
		$1,001,074
Capital Markets - 1.4%
Affiliated Managers Group, Inc.(1)	2,200	$150,326
Greenhill & Co., Inc.	11,100	449,661
		$599,987
Chemicals - 0.9%
Agrium, Inc.	12,300	$241,203
H.B. Fuller Co.	4,500	153,270
		$394,473
Commercial Banks - 0.2%
PrivateBancorp, Inc.	2,350	$83,143
Western Alliance Bancorp(1)	89	2,261
		$85,404
Commercial Services & Supplies - 1.5%
Harland (John H.) Co.	3,500	$133,000
Healthcare Services Group, Inc.	9,150	183,732
Labor Ready, Inc.(1)	13,400	312,354
		$629,086

Security	Shares	Value
Communications Equipment - 0.9%
ECI Telecom, Ltd.(1)	18,400	$152,720
NICE Systems, Ltd. ADR(1)	6,300	248,661
		$401,381
Computers & Peripherals - 1.9%
Mobility Electronics, Inc.(1)	13,000	$118,950
Novatel Wireless, Inc.(1)	20,600	256,882
PalmOne, Inc.(1)	14,100	419,757
		$795,589
Consumer Finance - 0.6%
Metris Cos., Inc.(1)	12,900	$186,534
Student Loan Corp., (The)	400	87,920
		$274,454
Diversified Consumer Services - 0.4%
Weight Watchers International, Inc.(1)	3,000	$154,830
		$154,830
Diversified Telecommunication Services - 0.6%
NeuStar, Inc., Class A(1)	928	$23,757
PanAmSat Holding Corp.	10,345	212,176
		$235,933
Electric Utilities - 0.8%
Allegheny Energy, Inc.(1)	9,300	$234,546
Sierra Pacific Resources(1)	7,600	94,620
		$329,166
Electrical Equipment - 0.8%
AMETEK, Inc.	2,200	$92,070
Evergreen Solar, Inc.(1)	37,100	238,553
		$330,623
Electronic Equipment & Instruments - 1.8%
Itron, Inc.(1)	9,420	$420,886
Nam Tai Electronics, Inc.	5,300	120,522
Trimble Navigation, Ltd.(1)	5,600	218,232
		$759,640

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 1.0%
Central European Distribution Corp.(1)	2,000	$74,660
Longs Drugstores Corp.	5,000	215,250
Spartan Stores, Inc.(1)	8,500	124,695
		$414,605
Health Care Equipment & Supplies - 9.8%
ArthroCare Corp.(1)	3,400	$118,796
Aspect Medical Systems, Inc.(1)	5,700	169,518
CONMED Corp.(1)	6,200	190,774
Dade Behring Holdings, Inc.	3,500	227,535
DexCom, Inc.(1)	1,337	16,699
DJ Orthopedics, Inc.(1)	12,600	345,618
Foxhollow Technologies, Inc.(1)	4,100	156,907
Haemonetics Corp.(1)	9,000	365,760
Hologic, Inc.(1)	10,600	421,350
Immucor, Inc.(1)	23,200	671,640
Intuitive Surgical, Inc.(1)	4,800	223,872
Kyphon, Inc.(1)	12,800	445,312
Respironics, Inc.(1)	6,200	223,882
Shamir Optical Industry, Ltd.(1)	7,600	122,740
SonoSite, Inc.(1)	4,600	142,784
Ventana Medical Systems, Inc.(1)	8,100	325,863
		$4,169,050
Health Care Providers & Services - 8.7%
Community Health Systems, Inc.(1)	13,000	$491,270
Genesis HealthCare Corp.(1)	4,600	212,888
Health Net, Inc.(1)	5,900	225,144
HealthTronics, Inc.(1)	15,600	202,644
Kindred Healthcare, Inc.(1)	5,400	213,894
LabOne, Inc.(1)	5,000	199,050
LCA-Vision, Inc.	3,700	179,302
LifePoint Hospitals, Inc.(1)	10,600	535,512
Lincare Holdings, Inc.(1)	3,700	151,108
Pediatrix Medical Group, Inc.(1)	3,500	257,390
Psychiatric Solutions, Inc.(1)	8,700	423,777
United Surgical Partners International, Inc.(1)	7,200	374,976
VCA Antech, Inc.(1)	10,600	257,050
		$3,724,005

Security	Shares	Value
Hotels, Restaurants & Leisure - 9.0%
Aztar Corp.(1)	7,400	$253,450
Cheesecake Factory, Inc.(1)	10,400	361,192
Choice Hotels International, Inc.	5,900	387,630
Gaylord Entertainment Co.(1)	9,100	423,059
Hilton Hotels Corp.	8,800	209,880
Jack in the Box, Inc.(1)	4,300	163,056
Mikohn Gaming Corp.(1)	20,500	301,862
Orient-Express Hotels, Ltd.	5,100	161,517
P.F. Chang's China Bistro, Inc.(1)	5,400	318,492
Panera Bread Co., Class A(1)	3,800	235,923
Penn National Gaming, Inc.(1)	5,594	204,181
Red Robin Gourmet Burgers, Inc.(1)	2,200	136,356
Sonic Corp.(1)	9,100	277,823
Station Casinos, Inc.	4,650	308,760
Texas Roadhouse, Inc., Class A(1)	2,728	94,798
		$3,837,979
Household Durables - 0.6%
Jarden Corp.(1)	4,400	$237,248
		$237,248
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	2,400	$88,440
		$88,440
Insurance - 1.0%
Philadelphia Consolidated Holding Corp.(1)	3,300	$279,708
Universal American Financial Corp.(1)	6,700	151,554
		$431,262
Internet & Catalog Retail - 0.4%
Netflix, Inc.(1)	11,500	$188,715
		$188,715
Internet Software & Services - 2.5%
CryptoLogic, Inc.	11,200	$336,112
Digital Insight Corp.(1)	13,700	327,704
eCollege.com, Inc.(1)	10,000	119,000
Jupitermedia Corp.(1)	7,300	125,049
SINA Corp.(1)	5,500	153,450
		$1,061,315

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services - 5.2%
Anteon International Corp.(1)	7,400	$337,588
CACI International, Inc., Class A(1)	2,700	170,532
Cognizant Technology Solutions Corp.(1)	7,400	348,762
Euronet Worldwide, Inc.(1)	16,800	488,376
Global Payments, Inc.	3,200	216,960
ManTech International Corp., Class A(1)	6,600	204,864
SRA International, Inc., Class A(1)	12,400	430,528
		$2,197,610
Leisure Equipment & Products - 0.3%
Nautilus Group, Inc.	4,900	$139,650
		$139,650
Machinery - 2.1%
ESCO Technologies, Inc.(1)	1,500	$151,200
Joy Global, Inc.	12,050	404,759
Pentair, Inc.	5,100	218,331
Watts Water Technologies, Inc., Class A	4,200	140,658
		$914,948
Media - 2.0%
Central European Media Enterprises, Ltd.(1)	17,400	$841,812
		$841,812
Multi-Utilities - 1.0%
CMS Energy Corp.(1)	27,000	$406,620
		$406,620
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	6,700	$364,949
CONSOL Energy, Inc.	12,600	675,108
Denbury Resources, Inc.(1)	6,200	246,574
Frontier Oil Corp.	7,000	205,450
Goodrich Petroleum Corp.	2,443	50,277
Peabody Energy Corp.	10,900	567,236
Quicksilver Resources, Inc.(1)	2,900	185,397
Southwestern Energy Co.(1)	16,000	751,680
Vintage Petroleum, Inc.	5,600	170,632
		$3,217,303

Security	Shares	Value
Personal Products - 0.8%
Chattem, Inc.(1)	8,216	$340,142
		$340,142
Pharmaceuticals - 0.2%
Penwest Pharmaceuticals Co.(1)	6,700	$79,194
		$79,194
Real Estate - 1.6%
St. Joe Co., (The)	2,000	$163,080
Taubman Centers, Inc.	4,200	143,178
Trammell Crow Co.(1)	9,300	225,432
Trizec Properties, Inc.	8,300	170,731
		$702,421
Road & Rail - 0.4%
Laidlaw International, Inc.(1)	6,900	$166,290
		$166,290
Semiconductors & Semiconductor Equipment - 7.5%
Atheros Communications, Inc.(1)	22,700	$182,962
Cree, Inc.(1)	7,700	196,119
FormFactor, Inc.(1)	9,000	237,780
International Rectifier Corp.(1)	8,800	419,936
Intersil Corp., Class A	21,600	405,432
Lam Research Corp.(1)	13,800	399,372
Marvell Technology Group, Ltd.(1)	8,550	325,242
Microsemi Corp.(1)	17,700	332,760
NVIDIA Corp.(1)	12,400	331,328
Trident Microsystems, Inc.(1)	8,400	190,596
Varian Semiconductor Equipment Associates, Inc.(1)	4,400	162,800
		$3,184,327
Software - 4.0%
Activision, Inc.(1)	24,100	$398,132
Intellisync Corp.(1)	33,000	89,430
MICROS Systems, Inc.(1)	8,800	393,800
NAVTEQ, Corp.(1)	4,100	152,438
Progress Software Corp.(1)	5,500	165,825
SS&C Technologies, Inc.	5,500	174,240
THQ, Inc.(1)	5,100	149,277

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software (continued)
VASCO Data Security International, Inc.(1)	19,700	$191,090
		$1,714,232
Specialty Retail - 5.1%
Advance Auto Parts, Inc.(1)	7,450	$480,897
Bebe Stores, Inc.	5,550	146,908
Chico's FAS, Inc.(1)	7,400	253,672
DSW, Inc., Class A(1)	10,187	254,166
GameStop Corp., Class A(1)	6,800	222,428
Hibbet Sporting Goods, Inc.(1)	7,600	287,584
O'Reilly Automotive, Inc.(1)	5,200	155,012
Urban Outfitters, Inc.(1)	4,300	243,767
Zumiez, Inc.(1)	4,669	136,101
		$2,180,535
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.(1)	6,748	$177,810
Quiksilver, Inc.(1)	20,000	319,600
		$497,410
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	6,200	$176,514
Downey Financial Corp.	2,900	212,280
IndyMac Bancorp, Inc.	8,600	350,278
		$739,072
Trading Companies & Distributors - 0.5%
Watsco, Inc.	4,700	$200,220
		$200,220
Water Utilities - 0.3%
Aqua America, Inc.	4,000	$118,960
		$118,960
Wireless Telecommunication Services - 4.4%
Nextel Partners, Inc., Class A(1)	21,600	$543,672
NII Holdings, Inc., Class B(1)	20,100	1,285,194
UbiquiTel, Inc.(1)	7,266	59,291
		$1,888,157
Total Common Stocks (identified cost $34,871,935)		$41,349,566

Short-Term Investments - 2.7%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$313	$313,000
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	855	855,000
Total Short-Term Investments (at amortized cost, $1,168,000)		$1,168,000
Total Investments - 99.8% (identified cost $36,039,935)		$42,517,566
Other Assets, Less Liabilities - 0.2%		$81,243
Net Assets - 100.0%		$42,598,809

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $36,039,935)	$42,517,566
Cash	49
Receivable for investments sold	707,623
Interest and dividends receivable	13,941
Total assets	$43,239,179
Liabilities
Payable for investments purchased	$600,120
Payable to affiliate for Trustees' fees	326
Accrued expenses	39,924
Total liabilities	$640,370
Net Assets applicable to investors' interest in Portfolio	$42,598,809
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$36,121,175
Net unrealized appreciation (computed on the basis of identified cost)	6,477,634
Total	$42,598,809

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $2,130)	$75,030
Interest	30,670
Total investment income	$105,700
Expenses
Investment adviser fee	$140,562
Custodian fee	38,576
Legal and accounting services	19,581
Miscellaneous	2,807
Total expenses	$201,526
Net investment loss	$(95,826)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,491,786
Foreign currency transactions	(983)
Net realized gain	$1,490,803
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(3,044,464)
Foreign currency	(8)
Net change in unrealized appreciation (depreciation)	$(3,044,472)
Net realized and unrealized loss	$(1,553,669)
Net decrease in net assets from operations	$(1,649,495)

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(95,826)	$(301,458)
Net realized gain from investments and foreign currency transactions	1,490,803	1,784,708
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,044,472)	328,477
Net increase (decrease) in net assets from operations	$(1,649,495)	$1,811,727
Capital transactions - Contributions	$759,794	$2,218,090
Withdrawals	(5,590,456)	(10,768,954)
Net decrease in net assets from capital transactions	$(4,830,662)	$(8,550,864)
Net decrease in net assets	$(6,480,157)	$(6,739,137)
Net Assets
At beginning of period	$49,078,966	$55,818,103
At end of period	$42,598,809	$49,078,966

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.91	%(2)	0.87%	0.89%	0.82%	0.75%	0.74%
Net expenses after custodian fee reduction	0.91	%(2)	0.87%	0.89%	0.82%	0.75%	0.74%
Net investment loss	(0.43	)%(2)	(0.61)%	(0.68)%	(0.57)%	(0.53)%	(0.23)%
Portfolio Turnover	127%		264%	292%	188%	92%	136%
Total Return(1)	(3.17)%		4.49%	31.90%	(32.40)%	(23.40)%	-
Net assets, end of period (000's omitted)	$42,599		$49,079	$55,818	$50,758	$82,862	$104,429
† The operating expenses of the Portfolio in 2004 reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses			0.88%
Expenses after custodian fee reduction			0.88%
Net investment loss			(0.62)%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

Special Equities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

Special Equities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

F  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2005, the fee amounted to $140,562. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2005, BMR did not waive any of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organization. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $54,591,346 and $59,405,627, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,039,935
Gross unrealized appreciation	$6,826,418
Gross unrealized depreciation	(348,787)
Net unrealized appreciation	$6,477,631

Special Equities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	97%	3%
James B. Hawkes	97%	3%
Samuel L. Hayes, III	97%	3%
William H. Park	97%	3%
Ronald A. Pearlman	97%	3%
Norton H. Reamer	97%	3%
Lynn A. Stout	97%	3%
Ralph F. Verni	97%	3%

Results are rounded to the nearest whole number.

7  Subsequent Event

Effective July 1, 2005, Martha G. Locke became the portfolio manager of the Portfolio. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than seven years and co-managed another Eaton Vance portfolio from 2001 to 2003.

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Special Equities Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Special Equities Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee noted that the investment adviser has taken action to improve performance, such as the hiring of a new portfolio manager in June 2003. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of this action. With respect to its review of investment advisory fees, the

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio. The Special Committee concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Special Equities Fund

INVESTMENT MANAGEMENT

Eaton Vance Special Equities Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Special Equities Portfolio

Officers Duncan W. Richardson President Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Complaince Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	\s\ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	\s\ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	August 22, 2005

By:	\s\ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005